Indemnification assets - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 0.0	€ 0.0	€ (7.7)	€ 5.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date					€ 7.0
Release of indemnified provision			€ 7.0
Contingent Consideration Arrangements And Indemnification Assets Recognised as of Acquisition Date, shares released from escrow	342,190		342,190
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date					€ 2.5
Release of indemnified provision			€ 0.7